Taxes - Schedule of Net Operating Loss Carry Forward (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Net Operating Loss Carry Forward [Abstract]
Right of use assets	$ 37,751	$ 47,678
Total deferred tax liabilities	37,751	47,678
Total deferred tax assets, net